American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
February 28, 2021

NT International Growth - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 2.2%
Atlassian Corp. plc, Class A(1)	36,690	8,721,213
CSL Ltd.	107,820	21,822,459
		30,543,672
Belgium — 1.6%
KBC Group NV(1)	304,710	21,909,882
Brazil — 1.0%
Localiza Rent a Car SA	406,000	4,216,338
Magazine Luiza SA	2,264,396	9,818,497
		14,034,835
Canada — 4.2%
Canada Goose Holdings, Inc.(1)(2)	261,250	11,709,649
Canadian Pacific Railway Ltd.	51,410	18,321,125
First Quantum Minerals Ltd.	646,670	13,938,518
GFL Environmental, Inc.	197,780	6,135,135
Shopify, Inc., Class A(1)	5,950	7,708,584
		57,813,011
China — 3.2%
Alibaba Group Holding Ltd., ADR(1)	30,370	7,220,771
ANTA Sports Products Ltd.	246,000	3,770,964
GDS Holdings Ltd., ADR(1)	95,770	9,783,863
Huazhu Group Ltd., ADR(1)	150,340	8,740,768
Tencent Holdings Ltd.	175,000	14,923,426
		44,439,792
Denmark — 4.5%
Carlsberg A/S, B Shares	98,470	15,487,161
DSV Panalpina A/S	62,130	11,394,100
Novo Nordisk A/S, B Shares	256,950	18,280,285
Orsted AS	39,940	6,446,562
Vestas Wind Systems A/S	57,250	10,705,229
		62,313,337
Finland — 1.3%
Neste Oyj	282,270	18,580,418
France — 14.9%
Air Liquide SA	114,630	17,242,489
Airbus SE(1)	104,670	12,106,069
Capgemini SE	115,890	18,559,953
Dassault Systemes SE	62,100	12,876,786
Edenred	317,026	17,549,918
Iliad SA	40,450	7,154,136
LVMH Moet Hennessy Louis Vuitton SE	46,270	29,299,202
Safran SA(1)	158,970	21,713,679
Schneider Electric SE	165,830	24,572,538
Teleperformance	50,230	17,759,961
Valeo SA	509,860	17,980,053
Vivendi SE	247,680	8,536,244
		205,351,028
Germany — 7.4%
adidas AG(1)	15,670	5,439,747

Brenntag SE	67,950	5,265,877
Daimler AG	176,530	14,096,013
Infineon Technologies AG	696,262	30,209,929
Knorr-Bremse AG	130,562	16,612,230
Muenchener Rueckversicherungs-Gesellschaft AG	42,960	12,543,601
Puma SE(1)	166,420	17,657,619
		101,825,016
Hong Kong — 3.5%
AIA Group Ltd.	2,066,200	25,863,369
Sands China Ltd.(1)	1,450,000	6,857,564
Techtronic Industries Co. Ltd.	1,001,000	15,251,941
		47,972,874
India — 1.2%
HDFC Bank Ltd.(1)	818,370	17,053,230
Indonesia — 0.6%
Bank Central Asia Tbk PT	3,666,700	8,647,442
Ireland — 2.8%
ICON plc(1)	45,680	8,253,462
Kerry Group plc, A Shares	117,530	14,170,083
Ryanair Holdings plc, ADR(1)	150,770	16,210,791
		38,634,336
Israel — 0.2%
Kornit Digital Ltd.(1)	24,200	2,737,746
Italy — 2.6%
Ferrari NV	62,160	12,041,317
Prysmian SpA	160,340	5,134,550
Stellantis NV(1)	1,138,814	18,445,069
		35,620,936
Japan — 13.3%
FANUC Corp.	98,000	24,457,798
Hoya Corp.	123,500	14,018,137
Keyence Corp.	43,300	20,709,491
Kobe Bussan Co. Ltd.	243,400	6,244,662
MonotaRO Co. Ltd.	241,700	13,875,626
Obic Co. Ltd.	76,700	12,935,547
Olympus Corp.	519,900	10,945,511
Pan Pacific International Holdings Corp.	529,700	12,493,960
Recruit Holdings Co. Ltd.	584,600	29,285,545
Sony Corp.	225,600	23,712,534
Terumo Corp.	304,600	11,364,246
Workman Co. Ltd.	45,700	3,429,455
		183,472,512
Mexico — 0.7%
Cemex SAB de CV, ADR(1)	1,535,150	10,147,342
Netherlands — 4.0%
Adyen NV(1)	10,084	23,279,690
ASML Holding NV	56,300	31,700,093
		54,979,783
Singapore — 0.8%
Sea Ltd., ADR(1)	48,190	11,357,901
Spain — 4.5%
Amadeus IT Group SA(1)	264,211	18,322,983
CaixaBank SA	3,194,930	9,274,834
Cellnex Telecom SA	256,505	13,940,306

Iberdrola SA	1,640,768	20,599,399
		62,137,522
Sweden — 4.7%
Atlas Copco AB, A Shares	251,420	14,349,854
Epiroc AB, A Shares	502,060	10,652,553
Hexagon AB, B Shares	250,230	20,846,226
Telefonaktiebolaget LM Ericsson, B Shares	1,510,060	18,874,067
		64,722,700
Switzerland — 5.9%
Lonza Group AG	32,030	20,179,964
Novartis AG	96,670	8,308,017
Partners Group Holding AG	13,410	16,059,906
Sika AG	61,286	16,156,478
Zur Rose Group AG(1)	16,800	7,920,686
Zurich Insurance Group AG(1)	31,880	12,999,366
		81,624,417
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	750,000	16,388,631
Thailand — 0.4%
Kasikornbank PCL, NVDR	1,304,800	5,953,307
United Kingdom — 12.3%
Ashtead Group plc	313,000	16,915,146
ASOS plc(1)	295,116	23,023,702
Associated British Foods plc(1)	365,830	12,066,205
AstraZeneca plc	218,460	21,144,989
Carnival plc(1)	448,650	9,944,001
Ferguson plc	94,060	11,020,471
Halma plc	214,620	6,776,342
HSBC Holdings plc(1)	3,336,400	20,384,832
London Stock Exchange Group plc	182,770	24,483,439
Ocado Group plc(1)	153,408	4,700,921
Whitbread plc(1)	402,660	18,992,278
		169,452,326
TOTAL COMMON STOCKS (Cost $955,632,409)		1,367,713,996
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 12/31/21 - 8/15/26, valued at $1,715,545), in a joint trading account at 0.01%, dated 2/26/21, due 3/1/21 (Delivery value $1,681,853)		1,681,852
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 1/15/28, valued at $5,715,116), at 0.01%, dated 2/26/21, due 3/1/21 (Delivery value $5,603,005)		5,603,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,280,715	5,280,715
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,565,567)		12,565,567
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $931,775)	931,775	931,775
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $969,129,751)		1,381,211,338
OTHER ASSETS AND LIABILITIES†		8,044
TOTAL NET ASSETS — 100.0%		$1,381,219,382

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.4%
Information Technology	19.9%
Consumer Discretionary	18.8%
Financials	12.7%
Health Care	9.6%
Materials	4.2%
Consumer Staples	4.1%
Communication Services	4.0%
Utilities	2.0%
Energy	1.3%
Cash and Equivalents*	1.0%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $884,824. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $931,775.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	8,721,213	21,822,459	—
Canada	6,135,135	51,677,876	—
China	25,745,402	18,694,390	—
Ireland	24,464,253	14,170,083	—
Israel	2,737,746	—	—
Mexico	10,147,342	—	—
Singapore	11,357,901	—	—
Other Countries	—	1,172,040,196	—
Temporary Cash Investments	5,280,715	7,284,852	—
Temporary Cash Investments - Securities Lending Collateral	931,775	—	—
	95,521,482	1,285,689,856	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.